RELATED PARTIES (Transactions with Related Parties) (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 ILS (₪) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS (₪)
Related Party Transaction [Line Items]
Transactions with related parties	$ 58		$ 79	$ 188
Options granted | shares	9,842	9,842	9,856	162,567	162,567
Exercise price | $ / shares	$ 23.88		$ 32.64	$ 51.36
Consulting fees, including share-based compensation and reimbursement of expenses [Member]
Related Party Transaction [Line Items]
Transactions with related parties	$ 57		$ 67	$ 177
Key man life insurance premium [Member]
Related Party Transaction [Line Items]
Transactions with related parties	1		12	11
Sigalit Kimchy [Member]
Related Party Transaction [Line Items]
Monthly retainer				4		$ 3
Monthly Salary	3
Gross Overtime monthly rate	782
Maximum aggregate monthly salary	4
Sigalit Kimchy [Member] | ILS [Member]
Related Party Transaction [Line Items]
Monthly retainer | ₪					₪ 13,680		₪ 10,260
Monthly Salary | ₪		₪ 11,200
Gross Overtime monthly rate | ₪		2,800
Maximum aggregate monthly salary | ₪		₪ 14,000
Mr. XQ Lin [Member]
Related Party Transaction [Line Items]
Hourly fee, up to five hours per month	10
Hourly fee, exceeding five hours per month	$ 300
Options granted | shares	4,070	4,070
Exercise price | $ / shares	$ 60.72
Yoav Kimchy [Member]
Related Party Transaction [Line Items]
Key man insurance policy	$ 1,000
Non-Executive Directors [Member]
Related Party Transaction [Line Items]
Transactions with related parties	453		490	1,555
Non-Executive Directors [Member] | Fees and Reimbursement [Member]
Related Party Transaction [Line Items]
Transactions with related parties	274		238	291
Non-Executive Directors [Member] | Share-Based Compensation [Member]
Related Party Transaction [Line Items]
Transactions with related parties	$ 179		$ 252	$ 1,264